Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment, net	$ 9,536	$ 22,957
Right of use asset, net	9,825	14,281
Intangible assets, net	906	831
Investments held at fair value	317,841	251,892
Investment in associates – equity method	3,185	9,147
Investments in notes from associates	4,600	16,501
Lease receivable – long-term	0	835
Other non-current assets	878	10
Total non-current assets	346,771	316,454
Current assets
Trade and other receivables	2,376	11,867
Income tax receivable	11,746	10,040
Prepaid expenses	4,309	11,617
Lease receivable – short-term	0	450
Other financial assets	1,628	2,124
Short-term investments	136,062	200,229
Cash and cash equivalents	191,081	149,866
Total current assets	347,201	386,192
Total assets	693,973	702,647
Equity
Share capital	5,461	5,455
Share premium	290,262	289,624
Treasury stock	(44,626)	(26,492)
Merger reserve	138,506	138,506
Translation reserve	182	89
Other reserve	(9,538)	(14,478)
Retained earnings	83,820	149,516
Equity attributable to the owners of the Group	464,066	542,220
Non-controlling interests	(5,835)	5,369
Total equity	458,232	547,589
Non-current liabilities
Sale of future royalties liability	110,159	0
Deferred tax liability	52,462	19,645
Lease liability, non-current	18,250	24,155
Long-term loan	0	10,244
Liability for share-based awards	3,501	4,128
Total non-current liabilities	184,371	58,172
Current liabilities
Deferred revenue	0	2,185
Lease liability, current	3,394	4,972
Trade and other payables	44,107	54,840
Notes payable	3,699	2,345
Warrant liability	0	47
Preferred shares	169	27,339
Current portion of long-term loan	0	5,156
Total current liabilities	51,370	96,885
Total liabilities	235,741	155,057
Total equity and liabilities	$ 693,973	$ 702,647